INCOME AND SOCIAL CONTRIBUTION TAXES - Classification of net deferred asset (liability) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INCOME AND SOCIAL CONTRIBUTION TAXES
Total	R$ 3,755,686	R$ 2,971,707	R$ 3,011,794	R$ 3,392,987
Non-current assets	3,874,054	3,054,393	3,407,230	4,307,462
Non-current liabilities	R$ (118,368)	R$ (82,686)	R$ (395,436)	R$ (914,475)